Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
K.
Cybersecurity

Risk Management and Strategy

Mogo has established an information security framework that includes policies, procedures and mechanisms to protect against and minimize the impact of a cyberattack. Our strategy includes, but is not limited to, cyber security risk assessment and information security governance programs, information technology safeguards and controls, use of encryption, managing risks related to third-party service providers, vulnerability tests and compliance monitoring, employee training and awareness, and incident response plans.

The Company’s IT & Compliance departments manage the security monitoring and incident program, coordinating with Company engineers, compliance team members and senior management, along with third parties as needed, across our operating companies. All company employees undergo mandatory annual cybersecurity awareness training, which includes topics on the Company’s policies and procedures for reporting potential incidents. The Company evaluates emerging risks, regulations, and compliance matters and updates the policies and procedures accordingly on an ongoing basis.

The Company has a vendor management program that evaluates and oversees cybersecurity risks related to third party vendors providing services to the Company. Security reviews are conducted on third-party service providers with access to personal, confidential, or proprietary information to ensure they meet our security standards.

Third-party consultants and service providers are engaged, where appropriate, to test or otherwise assist with the protection of our information and IT systems and network. The Company is also subject to examinations by applicable regulators.

There can be no assurance that our cyber security risk management program and processes, including our policies, controls or procedures, will be fully implemented, complied with or effective in protecting our systems and information.

Although Mogo has implemented the cybersecurity processes described above and we have not identified any cybersecurity incidents or threats that have materially affected us or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition, we remain exposed to cybersecurity incidents which could have a material adverse affect on our business, operations and financial results (see “Item 3. Key Information — D. Risk Factors”).

Cybersecurity Governance

Our board of directors has overall oversight responsibility for our cyber risk management. Mogo’s Chief Operating Officer in charge of operations, oversees the Company’s cybersecurity program and personnel and Mogo’s senior management team is engaged as appropriate in assessing Mogo’s cyber risk tolerance and are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity incidents.

Mogo’s Audit Committee and Board of Directors are informed of cybersecurity matters through quarterly reports from the senior management team.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Mogo has established an information security framework that includes policies, procedures and mechanisms to protect against and minimize the impact of a cyberattack. Our strategy includes, but is not limited to, cyber security risk assessment and information security governance programs, information technology safeguards and controls, use of encryption, managing risks related to third-party service providers, vulnerability tests and compliance monitoring, employee training and awareness, and incident response plans.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors has overall oversight responsibility for our cyber risk management. Mogo’s Chief Operating Officer in charge of operations, oversees the Company’s cybersecurity program and personnel and Mogo’s senior management team is engaged as appropriate in assessing Mogo’s cyber risk tolerance and are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity incidents.

Mogo’s Audit Committee and Board of Directors are informed of cybersecurity matters through quarterly reports from the senior management team.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has overall oversight responsibility for our cyber risk management.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Mogo’s Audit Committee and Board of Directors are informed of cybersecurity matters through quarterly reports from the senior management team.
Cybersecurity Risk Role of Management [Text Block]	Mogo’s Chief Operating Officer in charge of operations, oversees the Company’s cybersecurity program and personnel and Mogo’s senior management team is engaged as appropriate in assessing Mogo’s cyber risk tolerance and are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity incidents.

Mogo’s Audit Committee and Board of Directors are informed of cybersecurity matters through quarterly reports from the senior management team.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Mogo’s Chief Operating Officer in charge of operations, oversees the Company’s cybersecurity program and personnel and Mogo’s senior management team is engaged as appropriate in assessing Mogo’s cyber risk tolerance
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Mogo’s senior management team is engaged as appropriate in assessing Mogo’s cyber risk tolerance and are informed about and monitor the prevention, detection, mitigation and remediation of cybersecurity incidents.